CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Capital notes [Member]	Unearned compensation [Member]	Accumulated other comprehensive income (loss) [Member]	Foreign currency translation adjustments [Member]	Accumulated deficit [Member]	Treasury stock [Member]	Comprehensive income [Member]	Noncontrolling interest [Member]	Total
BALANCE at Dec. 31, 2018	$ 418,492	$ 1,380,396	$ 20,758	$ 93,226	$ (672)	$ (22,716)	$ (637,446)	$ (9,072)		$ (6,761)	$ 1,236,205
BALANCE, SHARES at Dec. 31, 2018	105,066
Exercise of options and RSUs	$ 2,727	(886)									1,841
Exercise of options and RSUs, shares	648
Capital notes converted into share capital	$ 4,892	15,866	(20,758)								0
Capital notes converted into share capital, shares	1,181
Employee stock-based compensation				14,548							14,548
Other comprehensive income:
Profit							90,048		$ 90,048	(1,975)	88,073
Foreign currency translation adjustments						2,566			2,566	912	3,478
Change in employees plan assets and benefit obligations					(1,118)				(1,118)		(1,118)
Unrealized loss on derivatives					3,696				3,696		3,696
Comprehensive income									95,192		95,192
BALANCE at Dec. 31, 2019	$ 426,111	1,395,376	0	107,774	1,906	(20,150)	(547,398)	(9,072)		(7,824)	1,346,723
BALANCE, SHARES at Dec. 31, 2019	106,895
Exercise of options and RSUs	$ 4,885	(2,281)									2,604
Exercise of options and RSUs, shares	1,115
Employee stock-based compensation				16,988							16,988
Cumulative effect upon adoption of ASC 326							(364)				(364)
Other comprehensive income:
Profit							82,302		82,302	987	83,289
Foreign currency translation adjustments						3,903			3,903	3,927	7,830
Change in employees plan assets and benefit obligations					(394)				(394)		(394)
Unrealized loss on derivatives					(1,774)				(1,774)		(1,774)
Comprehensive income									84,037		84,037
BALANCE at Dec. 31, 2020	$ 430,996	1,393,095	0	124,762	(262)	(16,247)	(465,460)	(9,072)		(2,910)	1,454,902
BALANCE, SHARES at Dec. 31, 2020	108,010
Exercise of options and RSUs	$ 4,457	(4,044)									413
Exercise of options and RSUs, shares	960
Employee stock-based compensation				25,144							25,144
Other comprehensive income:
Profit							150,012		150,012	4,063	154,075
Foreign currency translation adjustments						(11,224)			(11,224)	(7,771)	(18,995)
Change in employees plan assets and benefit obligations					709				709		709
Unrealized loss on derivatives					(859)				(859)		(859)
Comprehensive income									$ 138,638		138,638
BALANCE at Dec. 31, 2021	$ 435,453	$ 1,389,051	$ 0	$ 149,906	$ (412)	$ (27,471)	$ (315,448)	$ (9,072)		$ (6,618)	$ 1,615,389
BALANCE, SHARES at Dec. 31, 2021	108,970
OUTSTANDING SHARES, NET OF TREASURY STOCK AS OF DECEMBER 31, 2021 at Dec. 31, 2021	108,883